Condensed Consolidated Balance Sheets (Unaudited) (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010
Current assets:
Cash	$ 99,792	$ 92,077
Accounts receivable, net	265,915	276,344
Inventories	358,469	370,375
Prepaid expenses and other current assets	14,086	19,308
Deferred income taxes	6,616	7,133
Total current assets	744,878	765,237
Property, plant and equipment, net	73,352	73,765
Deferred income taxes	1,803	2,313
Goodwill and intangibles	49,091	49,473
Other assets	3,465	3,312
Total assets	872,589	894,100
Current liabilities:
Accounts payable	335,255	377,030
Accrued expenses and other current liabilities	74,630	84,680
Short-term debt	2,750	0
Current portion of long term debt	2,515	2,655
Total current liabilities	415,150	464,365
Long-term debt	6,818	7,386
Other liabilities	14,480	13,081
Total liabilities	436,448	484,832
Commitments and contingencies
Shareholders' equity:
Preferred stock	0	0
Common stock	389	389
Additional paid-in capital	179,819	181,519
Treasury stock	(30,701)	(24,947)
Retained earnings	282,651	253,526
Accumulated other comprehensive income (loss)	3,983	(1,219)
Total shareholders' equity	436,141	409,268
Total liabilities and shareholders' equity	$ 872,589	$ 894,100